Bank Loans	6 Months Ended
Sep. 30, 2025
Bank Loans [Abstract]
Bank Loans

Note 14 — Bank Loans

Outstanding balance of banking facilities consisted of the following:

Bank name	Maturity date	Interest rate	Collateral/Guarantee	September 30, 2025	March 31, 2025
				(Unaudited)
United Overseas Bank Limited (“UOB”)	July 2025 (Repaid in July 2025)	2.5%	Personal Guarantee by Choo See Wee, the Chairman of the Company, and GCL BVI.	$-	$209,633
United Overseas Bank Limited (“UOB”)	December 2025 to February 2026	2.13%-2.21%	None	1,155,457	-
Citi Bank	October 2025 to December 2025 (Repaid in December 2025)	3.40% - 6.14%	Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank	2,684,133	2,738,728
HSBC Bank	August 2025 to February 2026	2.99% - 5.77%	Personal Guarantee by Choo See Wee, the Chairman of the Company. Collateral by fixed deposit in bank	5,377,057	6,015,053
HSBC Bank (1)	May 2030	3.74-4.25%	Personal Guarantee by GCL Global Holdings Ltd. Collateral by fixed deposit in bank	38,776,858	-
HSBC Bank	August 2025 to February 2026	2.15% - 4.18%	$365,589 is Guaranteed by Ban Leong	1,502,439	-
HSBC Loan (2)	March 2025 to February 2027	6.33%	Personal Guarantee by Choo See Wee, the Chairman of the Company.	2,125,000	2,875,000
DBS Bank Ltd	January 2026	2.65%	None	310,006	-
DBS Bank Ltd	May 2027	6.88%	Personal Guarantee by Choo See Wee, the Chairman of the Company, and Tan Jian Hao, the CEO of Titan Digital	67,386	82,810
Total				$51,998,336	$11,921,224
Bank Loans, current				$16,896,727	$10,500,085
Bank Loans, non-current				$35,101,609	$1,421,139

(1)	Acquisition of Ban Leong (see Note 4) was financed through a secured term loan facility with The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) and the Company’s cash on hand. The HSBC term loan facility is secured by all assets of GCL Global SG, has a tenure of five years, bears a floating interest rate ranging from 2.5% to 7.5%, and requires quarterly repayments, with the final installment due in May 2030. In addition, the Company incurred aggregate structuring fees of $593,297, which the Company determined to be debt issuance costs to be recorded as a reduction of the loan balance. These costs are amortized over the term of the loan facility using the effective interest method. As of September 30, 2025, the unamortized debt issuance costs related to the HSBC term loan facility amounted to $550,468.

(2)

From October 2025 to the date of the issuance of these unaudited condensed consolidated financial statements, the Company obtained long term bank loans from HSBC Bank for an aggregate total of approximately $2.7 million to be due starting from February 2027. These bank loans bear interest rates per annum from 2.99% to 5.71%.

The interest expense pertained to above banking facilities for the six months ended September 30, 2025 and 2024 were $722,068 and $295,019 respectively. The weighted-average interest rate pertaining to above-mentioned bank loans, current were 6.9% and 6.6% for the six months ended September 30, 2025 and 2024, respectively.